Segment Reporting (Details) - Schedule of Total Revenues by Product Categories - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Sales of TCMD products:
Sub-total of TCMD products sales	$ 9,374,312	$ 15,354,635
Sales of third-party products
Subtotal of third-party products sales	9,092,874	8,847,705
Total revenue	18,467,186	24,202,340
Medicinal liquor products [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	451,978	765,793
Other chronic condition treatment products [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	6,529,251	12,077,570
Cold and flu medicines [Member]
Sales of TCMD products:
Sub-total of TCMD products sales	2,393,083	2,511,272
Biochemical drugs [Member]
Sales of third-party products
Subtotal of third-party products sales	8,205,036	1,366,017
Traditional Chinese medicine pieces [Member]
Sales of third-party products
Subtotal of third-party products sales		7,431,251
Medical instruments [Member]
Sales of third-party products
Subtotal of third-party products sales	$ 887,838	$ 50,437